RELATED PARTY TRANSACTIONS, Promissory Note, Administrative Support Agreement and Related Party Loans (FY) (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 22, 2020	Jul. 14, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Related Party Transactions [Abstract]
Repayment of debt to related party			$ 75,000	$ 75,000	$ 0
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Abstract]
Repayment of debt to related party	$ 75,000
Sponsor [Member] | Promissory Note [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction		$ 300,000
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Related party transaction	$ 10,000
Sponsor [Member] | Administrative Support Agreement [Member] | Accrued Expenses [Member]
Related Party Transactions [Abstract]
Fees payable				30,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Related party transaction				$ 1,500,000	$ 1,500,000
Unit price (in dollars per share)				$ 1.00	$ 1.00